Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

December 31, 2020

Dates Covered
Collections Period	12/01/20 - 12/31/20
Interest Accrual Period	12/15/20 - 01/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/20	362,683,674.72	23,682
Yield Supplement Overcollateralization Amount 11/30/20	16,389,065.82	0
Receivables Balance 11/30/20	379,072,740.54	23,682
Principal Payments	18,568,187.49	534
Defaulted Receivables	557,686.18	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/20	15,174,713.95	0
Pool Balance at 12/31/20	344,772,152.92	23,119

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.62%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	4,565,101.07	220
Past Due 61-90 days	1,520,528.01	77
Past Due 91-120 days	331,110.89	20
Past Due 121+ days	0.00	0
Total	6,416,739.97	317

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.51%
Delinquency Trigger Occurred	NO

Recoveries	258,810.19
Aggregate Net Losses/(Gains) - December 2020	298,875.99
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.95%
Prior Net Losses Ratio	0.86%
Second Prior Net Losses Ratio	0.49%
Third Prior Net Losses Ratio	0.32%
Four Month Average	0.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average APR	3.47%
Weighted Average APR, Yield Adjusted	6.37%
Weighted Average Remaining Term	37.77

Flow of Funds	$ Amount

Collections	23,985,033.89
Investment Earnings on Cash Accounts	1,013.50
Servicing Fee(1)	(315,893.95)
Transfer to Collection Account	-
Available Funds	23,670,153.44

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	850,115.62
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	7,727,255.36
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,875,929.35
(10) Collection Account Redeposits	2,946,000.00

Total Distributions of Available Funds	23,670,153.44

Servicing Fee	315,893.95
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 12/15/20	352,499,408.28
Principal Paid	17,911,521.80
Note Balance @ 01/15/21	334,587,886.48

Class A-1
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-3
Note Balance @ 12/15/20	232,879,408.28
Principal Paid	17,911,521.80
Note Balance @ 01/15/21	214,967,886.48
Note Factor @ 01/15/21	65.9410695%

Class A-4
Note Balance @ 12/15/20	89,060,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	89,060,000.00
Note Factor @ 01/15/21	100.0000000%

Class B
Note Balance @ 12/15/20	30,560,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	30,560,000.00
Note Factor @ 01/15/21	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	936,702.29
Total Principal Paid	17,911,521.80
Total Paid	18,848,224.09

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	607,427.12
Principal Paid	17,911,521.80
Total Paid to A-3 Holders	18,518,948.92

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9361219
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.9004235
Total Distribution Amount	18.8365454

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.8632734
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.9433184
Total A-3 Distribution Amount	56.8065918

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	431.41
Noteholders' Principal Distributable Amount	568.59

Account Balances	$ Amount

Reserve Account
Balance as of 12/15/20	2,546,066.61
Investment Earnings	267.84
Investment Earnings Paid	(267.84)
Deposit/(Withdrawal)	-
Balance as of 01/15/21	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$2,348,038.42	$1,569,618.41	$2,129,047.18
Number of Extensions	119	79	105
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.39%	0.51%

(1)   The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

Such amounts have priority prior to the application of Available Funds.